BANK LOANS	12 Months Ended
May 31, 2026
Debt Disclosure [Abstract]
BANK LOANS

NOTE 10 — BANK LOANS

The bank loans consisted of the following as at May 31, 2026 and 2025:

		Principal	Loan drawdown	Maturity	Effective Interest	As of May 31,
Provider	Nature of loan	Amount	Date	Date	rate	2026	2025
Standard Chartered Bank (Hong Kong) Limited (“SCB”)	Business instalment loan under SME Financing Guarantee Scheme (100% guarantee)	HKD6,866,000	April 28, 2023	May 28, 2036	Annual interest rate of 2.75% to 3.63%	834,595	854,623
SCB	Business instalment loan under SME Financing Guarantee Scheme (100% guarantee)	HKD1,134,000	September 23, 2022	October 23, 2035	Annual interest rate of 2.75% to 3.63%	130,643	134,014
SCB	Business instalment loan under SME Financing Guarantee Scheme (80% guarantee)	HKD2,400,000	April 30, 2024	April 9, 2029	Annual interest rate of 7.48% to 8.23%	190,900	233,137
PAO Bank Limited	Business instalment loan under SME Financing Guarantee Scheme (90% guarantee)	HKD3,000,000	February 7, 2024	February 7, 2030	Annual interest rate of 7.62%	323,067	334,060
Dah Sing Bank	Business instalment loan under SME Financing Guarantee Scheme (90% guarantee)	HKD2,500,000	September 25, 2024	September 24, 2029	Annual interest rate of 6.05% to 7.00%	278,717	278,564
Fubon Bank	Business instalment loan under SME Financing Guarantee Scheme (80% guarantee)	HKD3,000,000	July 4, 2025	July 3, 2032	Annual interest rate 0f 3.36% to 6.01%	343,737	-
Fubon Bank	Business instalment loan secured by assignment of insurance (Note 13)	HKD570,000	July 4, 2025	July 4, 2031	Annual interest rate of 2.36% to 5.01%	63,619	-
SCB	Business instalment loan under SME Financing Guarantee Scheme (80% guarantee)	HKD2,265,142	August 29, 2025	August 7, 2031	Annual interest rate at 4.92%	274,128	-
Total loans						2,439,406	1,834,398
Less: Non-current portion						(2,239,629)	(1,648,129)
Amounts classified as current liabilities						199,777	186,269

ADVANCE JV GROUP LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MAY 31, 2026, 2025 AND 2024

NOTE 10 — BANK LOANS (cont.)

The bank loans are denominated in HKD. The loans are secured by personal guarantee executed by Mr. Chung Yan Ngan, the director of the Company. For the business instalment loans under SME Financing Guarantee Scheme, 80% to 100% guarantee was received from HKMC Insurance Limited, a wholly owned subsidiary of HKSAR Government.

During the year ended May 31, 2026 and 2025, interest expense related to these loans was $119,999 and $94,267 respectively.

The table below summarizes the remaining contractual maturities of the bank loans as of May 31, 2026. The loans are categorized by the years in which repayments are due:

During the 12 months period ended May 31,
2027	323,374
2028	565,031
2029	557,579
2030	407,475
2031	335,724
Thereafter	666,750
Total repayments of bank loans	2,855,933
Less: interest	(416,527)
Bank loans as of May 31, 2026	2,439,406